INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS

10.INVESTMENTS

	As at December 31,	As at December 31,
	2021	2020
Equity securities	$268,950	$282,356
Share purchase warrants	74,559	92,747
Total investments	$343,509	$375,103

The following table sets out details of the Company's investments:

	As at December 31, 2021
		Share purchase
	Equity securities	warrants	Total
Orla Mining Ltd.	$89,974	$26,317	$116,291
Rupert Resources Ltd.	76,883	42,768	119,651
White Gold Corp.	17,403	99	17,502
Royal Road Minerals Ltd.	12,849	—	12,849
Other(i)	71,841	5,375	77,216
Total investments	$268,950	$74,559	$343,509

	As at December 31, 2020
		Share purchase
	Equity securities	warrants	Total
Orla Mining Ltd.	$113,460	$47,329	$160,789
Rupert Resources Ltd.	65,461	39,280	104,741
White Gold Corp.	13,419	—	13,419
Royal Road Minerals Ltd.	12,801	—	12,801
Other(i)	77,215	6,138	83,353
Total investments	$282,356	$92,747	$375,103

Note:

(i)The balance is comprised of 20 (2020 — 17) equity investments that are each individually immaterial.

Disposal of Equity Securities

During the year ended December 31, 2021, the Company sold its interest in certain equity securities as they no longer fit the Company’s investment strategy. The fair value at the time of sale was $4.3 million and the Company recognized a cumulative net loss on disposal of $5.9 million ($5.1 million, net of tax) which was transferred from other reserves to deficit in the consolidated balance sheets.

There were no disposals of equity securities in the year ended December 31, 2020.